Annual Fund Operating Expenses - Premier Shares - JPMorgan U.S. Government Money Market Fund - Premier	Jul. 01, 2021
Operating Expenses:
Management Fees	0.08%
Other Expenses	0.35%
Service Fees	0.30%
Remainder of Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.43%